Cover	Dec. 01, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 is being filed by B&G Foods to amend the Current Report on Form 8-K originally filed by B&G Foods with the Securities and Exchange Commission (the SEC) on December 1, 2020 to provide the information required by Item 9.01(a) and (b) of Form 8-K relating to B&G Foods' acquisition of the Crisco oils and shortening business from The J.M. Smucker Company and certain of its affiliates. In this amendment, we refer to this acquisition as the Crisco acquisition and the Crisco oils and shortening business as the Crisco business. The information previously reported and the exhibits previously filed or furnished in Items 2.01, 7.01 and 9.01(d) of the original filing are incorporated by reference into this amendment.
Document Period End Date	Dec. 01, 2020
Entity File Number	001-32316
Entity Registrant Name	B&G Foods, Inc.
Entity Central Index Key	0001278027
Entity Tax Identification Number	13-3918742
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Four Gatehall Drive
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	401-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false